NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Due from an affiliate
		December 31,
	Note	2012	2011
			As Adjusted – note 2

Kaiyuan Shengrong	(1)	$—	$7,904

  Note:
(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates
		December 31,
	Notes	2012	2011
			As Adjusted – note 2

Mr. Li	(1)	$144	$143
Honest Best	(2)	—	31,343
Alliance Rich	(3)	56,170	—
Hebei Kaiyuan	(3)	1,162	1,074
Kaiyuan Shengrong	(3)	8,110	3,244
Smart Success	(3)	9	9
AutoChina Inc.	(3)	—	6,883
Total		$65,595	$42,696

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Parent company of AutoChina and entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li.

Accounts payable, related parties
		December 31,
	Note	2012	2011

Ruituo	(1)	$2,228	$—

  Note:
(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party
	December 31,
	Note	2012	2011

Ruituo	(1)	$—	$14,539

(1)	Entity controlled by Mr. Li’s brother.

Schedule of related party transactions
	Notes		Years Ended December 31,
			2012	2011	2010

Capital nature:
Honest Best	(1)	(d)	$—	$61,570	$—
Hebei Kaiyuan	(2)	(a)	64,962	65,070	68,279
Hebei Kaiyuan	(2)	(d)	75,771	185,272	280,357
Ruihua Real Estate	(2)	(a)	—	—	12,139
Ruihua Real Estate	(2)	(d)	2,905	—	—
Kaiyuan Shengrong	(2)	(b)	10,299	3,096	3,035
Kaiyuan Shengrong	(2)	(d)	15,881	3,096	2,954
Kaiyuan Shengrong	(2)	(e)	3,169	3,096	3,035
Beiguo	(3)	(d)	—	—	112,264
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(d)	42,495	—	7,809
Ruituo	(6)	(d)	—	70,703	—
Rainbow Yield	(7)	(c)	—	—	9,000

Operating nature:
Honest Best	(1)	(k)	58	2,214	—
Hebei Kaiyuan	(2)	(h)	—	—	10,706
Hebei Kaiyuan	(2)	(k)	86	14	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(i)	—	—	2,097
Kaiyuan Shengrong	(2)	(k)	341	174	60
Beiguo	(3)	(f)	—	—	232,337
Beiguo	(3)	(h)	—	—	19,118
Beiguo	(3)	(j)	—	—	29,987
Beiguo	(3)	(k)	—	618	5,934
Beiguo	(3)	(g)	—	160	328,422
Renbai	(4)	(f)	—	—	9,228
Renbai	(4)	(g)	—	—	10,839
Renbai	(4)	(k)	—	—	951
Beijing Wantong	(5)	(i)	—	—	7,809
Beijing Wantong	(5)	(j)	—	101,974	10,340
Ruituo	(6)	(f)	—	—	316
Ruituo	(6)	(g)	234,781	404,411	55,317
Ruituo	(6)	(k)	384	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity controlled by Mr. Li’s brother.

(7)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Loan provided to the Company during the year.

(e)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(f)	Purchase of automobiles from the Company during the year.

(g)	Sale of automobiles to the Company, including VAT, during the year.

(h)	Purchase of trading materials from the Company during the year.

(i)	Sale of trading material to the Company during the year.

(j)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(k)	Interest incurred by the Company during the year.

During the periods presented, the Company obtained a short-term trade financing facility from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The proceeds from this financing facility were used to purchase commercial vehicles for the continuing operations of the Company. This short-term trade financing facility was utilized because, at the time, the Company’s financing needs exceeded the credit limit it could obtain from financial institutions under traditional borrowing arrangements due to the short operating history of the company.

The financing facility operated in the following three steps:

1.	A subsidiary of AutoChina purchases a vehicle from a 3rd party supplier and immediately sells it to Beiguo or Renbai for a note receivable.

2.	The AutoChina subsidiary discounts (sells) the note receivable to a bank for 96.5% and obtains cash in return.

3.	Beiguo or Renbai sells the vehicle back to an AutoChina subsidiary and provides 6 month payments terms at 2% interest (effectively 4% per annum).